T. ROWE PRICE Retirement 2015 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 46 .6%
T. Rowe Price Funds:
New Income Fund  848,302 24,085 21,278 87,702,099 862,989
Limited Duration Inflation
Focused Bond Fund  773,723 1,490 45,597 134,973,309 739,654
International Bond Fund (USD
Hedged)  290,727 2,117 7,516 28,107,652 286,698
Emerging Markets Bond Fund  216,038 3,258 7,741 18,687,015 213,780
Dynamic Global Bond Fund  210,147 5,832 5,366 20,815,713 204,410
High Yield Fund  196,903 3,092 6,651 29,008,820 194,939
Floating Rate Fund  106,288 5,237 3,092 11,335,689 108,256
U.S. Treasury Long-Term Index
Fund  85,662 672 3,271 7,592,837 89,671
Total Bond Mutual Funds (Cost $ 2,590,041 ) 2,700,397
EQUITY MUTUAL FUNDS 49 .8%
T. Rowe Price Funds:
Equity Index 500 Fund  672,810 5,884 37,010 5,015,309 600,282
Value Fund  444,360 15,444 13,672 8,918,726 459,404
Growth Stock Fund (2) 390,982 386 11,514 3,583,192 422,602
International Value Equity Fund  248,914 238 9,276 14,531,885 234,399
Overseas Stock Fund  246,420 222 10,492 17,168,536 232,119
International Stock Fund  226,293 205 14,021 8,933,378 203,234
Mid-Cap Growth Fund  112,939 106 2,071 894,838 116,740
Mid-Cap Value Fund  135,451 113 13,500 3,124,532 108,765
Emerging Markets Stock Fund  117,729 111 3,787 1,938,357 104,594
Small-Cap Stock Fund  83,860 1,075 2,443 1,147,164 85,590
Small-Cap Value Fund  84,807 72 1,801 1,310,532 84,136
Real Assets Fund  81,762 78 2,265 5,353,014 79,439
New Horizons Fund (2) 61,850 57 1,032 704,947 68,838
Emerging Markets Discovery
Stock Fund  44,843 14,661 1,406 3,544,354 57,170
U.S. Large-Cap Core Fund  28,297 3,038 2,297 812,878 30,272
Total Equity Mutual Funds (Cost $ 1,461,987 ) 2,887,584
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund (2) 596 33,000 32,995 6,199 601
Total Other Mutual Funds (Cost $ 601 ) 601

T. ROWE PRICE Retirement 2015 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .6%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 98,414 166,251 56,748 207,916,803 207,917
Total Short-Term Investments (Cost $ 207,917 ) 207,917
Total Investments in Securities 100.0%
(Cost $4,260,546) $ 5,796,499
Other Assets Less Liabilities (0.0)% (110)
Net Assets 100.0% $ 5,796,389
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2015 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 196 MSCI EAFE Index contracts 9/21 (23,045) $ 147
Short, 83 Russell 2000 E-Mini Index contracts 9/21 (9,425) 198
Short, 77 S&P 500 E-Mini Index contracts 9/21 (17,404) (1,115)
Net payments (receipts) of variation margin to date 791
Variation margin receivable (payable) on open futures contracts $ 21

T. ROWE PRICE Retirement 2015 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (31) $ (6,203) $ 1,870
Emerging Markets Bond Fund  (349) 2,225 2,852
Emerging Markets Discovery Stock Fund  17 (928) —
Emerging Markets Stock Fund  3,501 (9,459) —
Equity Index 500 Fund  88,306 (41,402) 2,271
Floating Rate Fund  (43) (177) 1,228
Growth Stock Fund  4,698 42,748 —
High Yield Fund  161 1,595 2,717
International Bond Fund (USD Hedged)  60 1,370 1,461
International Stock Fund  10,042 (9,243) —
International Value Equity Fund  2,662 (5,477) —
Limited Duration Inflation Focused Bond Fund  1,201 10,038 —
Mid-Cap Growth Fund  2,901 5,766 —
Mid-Cap Value Fund  8,234 (13,299) —
New Horizons Fund  1,634 7,963 —
New Income Fund  323 11,880 4,212
Overseas Stock Fund  3,954 (4,031) —
Real Assets Fund  399 (136) —
Small-Cap Stock Fund  765 3,098 —
Small-Cap Value Fund  1,285 1,058 —
Transition Fund  4 — —
U.S. Large-Cap Core Fund  795 1,234 —
U.S. Treasury Long-Term Index Fund  (638) 6,608 444
Value Fund  5,491 13,272 —
U.S. Treasury Money Fund, 0.06% — — 22
Totals $ 135,372 # $ 18,500 $ 17,077 +
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $17,077 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2015 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2015 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F156-054Q1 08/21